The Sentinel Funds

     Supplement dated June 30, 2010 to the Class A, Class B, Class C, Class D, Class S and Class I

Prospectus dated March 30, 2010, as supplemented April 23, 2010

International Equity Fund – Additional Fund Co-Manager

Effective as of June 30, 2010, Stacey Ho will be named co-manager of the Sentinel International Equity Fund.

Effective as of June 30, 2010, the disclosure in the Prospectus regarding management of the Sentinel International Equity Fund will be modified as follows:

The section of the Prospectus titled “Fund Summaries – Sentinel International Equity Fund – Management – Portfolio Manager” will be modified to read in its entirety:

Portfolio Managers. Katherine Schapiro, Senior Vice President with Sentinel, has managed or co-managed the Fund since 2005. Stacey Ho, Vice President with Sentinel, has co-managed the Fund since 2010.

The section of the Prospectus titled “Management of the Funds – International Equity Fund” will be modified to read in its entirety:

International Equity Fund

Ms. Schapiro is lead manager and Stacey Ho is co-manager of the International Equity Fund. Ms. Schapiro has managed or co-managed the Fund since 2005. Ms. Ho has been associated with Sentinel since 2010, and has co-managed the Fund since 2010. Prior to joining Sentinel, from 2005 to 2009, she managed private client assets at Perspective Asset Management (f/k/a Balanced Investment Group), an asset management firm that she founded in 2005. Prior to 2005, Ms. Ho was a portfolio manager at Strong Capital Management, Inc. She holds the Chartered Financial Analyst designation.

Government Securities Fund – Change in Load Structure

Effective as of August 2, 2010, the following changes to the sales charge structure for Class A shares of the Government Securities Fund will become effective:

  the maximum initial sales charge applicable to Class A shares of the Government Securities Fund will be lowered to 2.25%;

  the minimum purchase amount not subject to an initial sales charge will be reduced from $1,000,000 to $500,000; and

  the contingent deferred sales charge (“CDSC”) period applicable to redemptions of Class A shares in cases where Sentinel Financial Services Company compensates a financial intermediary for sales not subject to an initial sales charge will be changed from 18 months to 12 months. Shares acquired prior to August 2, 2010 and subject to an 18 month CDSC period at the time of purchase will continue to be subject to a 1% CDSC for 18 months from the date of purchase.

The following modifications to the section of the Prospectus entitled “Share Classes – Class A Shares” will be effective as of August 2, 2010:

The table depicting the front-end sales charges on Class A shares of the Sentinel Government Securities Fund is deleted in its entirety and replaced with the following:

Government Securities Fund:

		Sales Charge as a percentage of:

		Net Amount	Dealer
Invested Assets	Offering Price	Invested	Reallowance
$0 to $99,999	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75%	1.78%	1.50%
$250,000 to $499,999	1.25%	1.27%	1.00%
$500,000 or more	0.00%	0.00%	0.00%

The first two paragraphs under the tables depicting the front-end sales charges on the Funds are hereby modified to read in their entirety as follows:

Due to rounding, the initial sales charge expressed as a percentage of the offering price may be higher or lower than the charges described above. No initial sales charge applies to Class A shares that you purchase through reinvestment of Fund dividends or capital gains.

For Funds other than the Government Securities Fund: If you invest $1,000,000 or more in Class A shares of the Funds, no initial sales charge will apply. In that case, Sentinel Financial Services Company will compensate the financial intermediary from its own resources as described below. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the purchase price of the shares being redeemed or your redemption proceeds.

For the Government Securities Fund: If you invest $500,000 or more in Class A shares, no initial sales charge will apply. In that case, Sentinel Financial Services Company will compensate the financial intermediary from its own resources as described below. However, if you redeem your shares within 12 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the purchase price of the shares being redeemed or your redemption proceeds. Shares acquired prior to August 2, 2010 and subject to an 18 month CDSC period at the time of purchase will continue to be subject to a 1% CDSC for 18 months from the date of purchase.

In cases in which there is no sales charge because your purchase was $1,000,000 or more ($500,000 or more for the Government Securities Fund), the Funds’ distributor, Sentinel Financial Services Company, will pay financial intermediaries compensation of 1.00% for sales of up to $14,999,999 for the Balanced, Capital Growth, Common Stock, Conservative Allocation, Growth Leaders, International Equity, Mid Cap, Mid Cap Value, Small Company, Sustainable Core Opportunities and Sustainable Growth Opportunities Funds; and 1.00% for sales of up to $4,999,999 for the other Funds. In these cases, if you redeem the shares in the first 18 months after the purchase (12 months in the case of the Government Securities Fund), a 1.00% CDSC will be imposed. For sales in excess of these amounts, Sentinel Financial Services Company will individually negotiate intermediary compensation and CDSCs. For complete redemptions of your account, any CDSC is imposed on the lower of the original cost or the current net asset value of the shares redeemed. For partial redemptions, any CDSC is imposed on the original cost of the shares redeemed, regardless of current market value. If you redeem part of your shares, your redemption request will be increased by the amount of any CDSC due. If you redeem your entire account, we will deduct any CDSC due from the redemption proceeds. Sentinel Financial Services Company receives the entire amount of any CDSC paid. Also see “Waiver or Reduction of a CDSC” below. In determining whether a CDSC is payable, we will first redeem shares not subject to any charge.

In addition, effective as of August 2, 2010, the Shareholder Fees table in the section of the Prospectus titled “Fund Summaries – Sentinel Government Securities Fund – Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a
percentage of purchase price or redemption
proceeds, whichever is less)	None*	1.00%	None
Redemption Fees (as a percentage of amounts
redeemed or exchanged within 30 days)	None	None	None

* You pay a deferred sales charge of 1% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $500,000 or more.

Conservative Allocation Fund – Class B Shares Conversion of Class B Shares

Effective September 10, 2010, the Class B shares of the Sentinel Conservative Allocation Fund will be closed to exchanges into the Fund. At the close of business on September 10, 2010, current shareholders of Class B shares of the Sentinel Conservative Allocation Fund will have their shares automatically converted to Class A shares of the Sentinel Conservative Allocation Fund on the basis of the relative net asset value per share of the two share classes as of the close of business on September 10, 2010, without the imposition of any sales load, fee or other charge. Affected shareholders will not incur any transaction costs in connection with this conversion, and such conversion will be on a tax-free basis. Class B shares of the Sentinel Conservative Allocation Fund were closed to new investments and new accounts in March 2006.

Balanced Fund – Class B and Class I Shares

Conversion of Class B Shares

Effective September 10, 2010, the Class B shares of the Sentinel Balanced Fund will be closed to exchanges into the Fund. At the close of business on September 10, 2010, current shareholders of Class B shares of the Sentinel Balanced Fund will have their shares automatically converted to Class A shares of the Sentinel Balanced Fund on the basis of the relative net asset value per share of the two share classes as of the close of business on September 10, 2010, without the imposition of any sales load, fee or other charge. Affected shareholders will not incur any transaction costs in connection with this conversion, and such conversion will be on a tax-free basis. Class B shares of the Sentinel Balanced Fund were closed to new investments and new accounts in March 2006.

Expense Cap on Class I Shares

Effective July 1, 2010, Sentinel has contractually agreed to reimburse expenses paid by Class I shares of the Sentinel Balanced Fund to the extent necessary to prevent the total annual fund operating expense ratio of the Class I shares of the Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the Class A shares of the Fund.

Effective as of July 1, 2010, the Annual Fund Operating Expense table in the section of the Prospectus titled “Fund Summaries – Sentinel Balanced Fund – Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class D	Class I
Management Fee	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.30%	1.00%	1.00%	0.75%	None
Other Expenses	0.35%	0.81%	0.60%	1.25%	1.07%
Total Annual Fund Operating Expenses	1.20%	2.36%	2.15%	2.55%	1.62%
Fee Waiver and/or Expense Reimbursement**	-	-	-	-	(0.42%)
Total Annual Fund Operating Expenses After
Fee Waiver and/or Expense	1.20%	2.36%	2.15%	2.55%	1.20%
Reimbursement**

** The Fund’s investment adviser has agreed, effective July 1, 2010, to reimburse certain expenses paid by the Class I shares to the extent necessary to prevent the total annual fund operating expense ratio of the Class I shares of the Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the Class A shares of the Fund. This agreement will continue through March 30, 2011. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund.

Capital Growth and Sustainable Growth Opportunities Funds – Class I Shares

Effective July 1, 2010, Sentinel has contractually agreed to reimburse expenses paid by Class I shares of the Sentinel Capital Growth and Sustainable Growth Opportunities Funds to the extent necessary to prevent the total annual fund operating expense ratio of the Class I shares of each Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the Class A shares of the same Fund.

Capital Growth Fund

Effective as of July 1, 2010, the Annual Fund Operating Expense table in the section of the Prospectus titled “Fund Summaries – Sentinel Capital Growth Fund – Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fee	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.30%	0.96%	None
Other Expenses	0.45%	1.13%	0.95%
Total Annual Fund Operating Expenses	1.45%	2.79%	1.65%
Fee Waiver and/or Expense Reimbursement**	-	-	(0.20%)
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement**	1.45%	2.79%	1.45%

** The Fund’s investment adviser has agreed, effective July 1, 2010, to reimburse certain expenses paid by the Class I shares to the extent necessary to prevent the total annual fund operating expense ratio of the Class I shares of the Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the Class A shares of the Fund. This agreement will continue through March 30, 2011. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund.

Sustainable Growth Opportunities Fund

Effective as of July 1, 2010, the Annual Fund Operating Expense table in the section of the Prospectus titled “Fund Summaries – Sentinel Sustainable Growth Opportunities Fund – Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class I
Management Fee	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.30%	None
Other Expenses	0.61%	2.15%
Total Annual Fund Operating Expenses	1.61%	2.85%
Fee Waiver and/or Expense Reimbursement**	-	(1.24%)
Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement**	1.61%	1.61%

** The Fund’s investment adviser has agreed, effective July 1, 2010, to reimburse certain expenses paid by the Class I shares to the extent necessary to prevent the total annual fund operating expense ratio of the Class I shares of the Fund, on an annualized basis, from exceeding the total annual fund operating expense ratio of the Class A shares of the Fund. This agreement will continue through March 30, 2011. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund.

All Funds – Class I Shares

The section of the Prospectus titled “Share Classes – Class I Shares” is hereby modified to read in its entirety as follows:

Class I Shares

There is no initial sales charge or CDSC on Class I shares. Class I shares are available for purchase only by the following:

  Institutional investors who purchase Fund shares directly from the Fund and who make an initial investment of at least $1 million in Class I shares of the Sentinel Funds;

  Institutional investors who invest through an intermediary that has a special agreement with the Funds’ distributor to offer Class I shares and who make an initial investment of at least $1 million in Class I shares of the Sentinel Funds;

  Investment advisory and retirement plan platforms, if such platform’s overall fee structure is designed with the intent of investing in Class I or similar classes of shares, as evidenced by the platform’s investing in the Class I or a similar class of shares of at least one other mutual fund complex which offers classes similar to the Sentinel Funds’ Class I and load-waived Class A shares, or by the platform’s investing solely in classes of shares of other mutual fund complexes that do not pay 12b-1 service fees;

  Qualified tuition programs established under Section 529 of the Code;

  Registered investment companies;

  Synovus Trust Company for trust accounts established on behalf of its clients;

  Retirement and deferred compensation plans established for the benefit of the employees, agents or Directors of National Life Insurance Company and its affiliates;

  Accounts that received Class I shares of a Sentinel Fund in exchange for Class A shares of a Synovus Fund in a reorganization and which continue to own such shares, but only with respect to reinvested dividends and distributions; and

  Accounts that received Class I shares of a Sentinel Fund in exchange for shares of a Citizens Fund in a reorganization and which continue to own such shares.

Investment minimums apply to accounts held on the Funds’ records. Intermediaries that maintain omnibus accounts on the Funds’ records may establish different minimums for their clients holding through such omnibus accounts. In addition, the Fund may waive investment minimums to the extent such waivers are approved by the Fund’s Chief Compliance Officer and reported to the Fund’s Board of Directors.

Class I shares have not adopted a distribution plan under Rule 12b-1.